Investment Objectives and Goals - DoubleLine Ultrashort Income ETF	Mar. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary DoubleLine Ultrashort Income ETF (DLUX)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek to generate current income and total return, consistent with preservation of capital.